Transamerica S&P 500 Index VP

SCHEDULE OF INVESTMENTS

At September 30, 2020

(unaudited)

	Shares	Value
COMMON STOCKS - 98.7%
Aerospace & Defense - 1.6%
Boeing Co.	5,923	$ 978,835
General Dynamics Corp.	2,607	360,887
Howmet Aerospace, Inc.	4,109	68,702
Huntington Ingalls Industries, Inc.	454	63,900
L3 Harris Technologies, Inc.	2,425	411,862
Lockheed Martin Corp.	2,759	1,057,470
Northrop Grumman Corp.	1,739	548,637
Raytheon Technologies Corp.	17,133	985,833
Teledyne Technologies, Inc. (A)	395	122,533
Textron, Inc.	2,563	92,499
TransDigm Group, Inc.	608	288,873

		4,980,031

Air Freight & Logistics - 0.7%
CH Robinson Worldwide, Inc.	1,512	154,511
Expeditors International of Washington, Inc.	1,869	169,182
FedEx Corp.	2,703	679,859
United Parcel Service, Inc., Class B	7,930	1,321,376

		2,324,928

Airlines - 0.2%
Alaska Air Group, Inc.	1,420	52,015
American Airlines Group, Inc.	5,824	71,577
Delta Air Lines, Inc.	7,154	218,769
Southwest Airlines Co.	6,615	248,063
United Airlines Holdings, Inc. (A)	3,263	113,389

		703,813

Auto Components - 0.1%
Aptiv PLC	2,960	271,373
BorgWarner, Inc.	2,211	85,654

		357,027

Automobiles - 0.2%
Ford Motor Co.	42,974	286,207
General Motors Co.	14,124	417,929

		704,136

Banks - 3.3%
Bank of America Corp.	86,112	2,074,438
Citigroup, Inc.	23,348	1,006,532
Citizens Financial Group, Inc.	4,822	121,900
Comerica, Inc.	1,567	59,938
Fifth Third Bancorp	7,994	170,432
First Republic Bank	1,896	206,778
Huntington Bancshares, Inc.	11,010	100,962
JPMorgan Chase & Co.	34,179	3,290,412
KeyCorp	10,946	130,586
M&T Bank Corp.	1,427	131,412
People’s United Financial, Inc.	4,839	49,890
PNC Financial Services Group, Inc.	4,761	523,282
Regions Financial Corp.	10,815	124,697
SVB Financial Group (A)	580	139,560
Truist Financial Corp.	15,113	575,050
US Bancorp	15,373	551,122
Wells Fargo & Co.	46,206	1,086,303
Zions Bancorp NA	1,647	48,125

		10,391,419

	Shares	Value
COMMON STOCKS (continued)
Beverages - 1.7%
Brown-Forman Corp., Class B	2,033	$ 153,125
Coca-Cola Co.	43,356	2,140,486
Constellation Brands, Inc., Class A	1,884	357,037
Molson Coors Beverage Co., Class B	2,132	71,550
Monster Beverage Corp. (A)	4,114	329,943
PepsiCo, Inc.	15,529	2,152,319

		5,204,460

Biotechnology - 2.1%
AbbVie, Inc.	19,792	1,733,581
Alexion Pharmaceuticals, Inc. (A)	2,429	277,951
Amgen, Inc.	6,569	1,669,577
Biogen, Inc. (A)	1,790	507,787
Gilead Sciences, Inc.	14,060	888,451
Incyte Corp. (A)	2,085	187,108
Regeneron Pharmaceuticals, Inc. (A)	1,172	656,062
Vertex Pharmaceuticals, Inc. (A)	2,921	794,863

		6,715,380

Building Products - 0.5%
A.O. Smith Corp.	1,553	81,998
Allegion PLC	1,036	102,471
Carrier Global Corp.	9,073	277,090
Fortune Brands Home & Security, Inc.	1,576	136,356
Johnson Controls International PLC	8,344	340,852
Masco Corp.	2,984	164,508
Trane Technologies PLC	2,637	319,736

		1,423,011

Capital Markets - 2.5%
Ameriprise Financial, Inc.	1,353	208,511
Bank of New York Mellon Corp.	9,140	313,868
BlackRock, Inc.	1,590	896,044
Cboe Global Markets, Inc.	1,220	107,043
Charles Schwab Corp.	13,007	471,244
CME Group, Inc.	4,022	672,921
E*TRADE Financial Corp.	2,402	120,220
Franklin Resources, Inc.	3,161	64,326
Goldman Sachs Group, Inc.	3,859	775,543
Intercontinental Exchange, Inc.	6,294	629,715
Invesco, Ltd.	4,223	48,184
MarketAxess Holdings, Inc.	419	201,786
Moody’s Corp.	1,810	524,628
Morgan Stanley	13,439	649,776
MSCI, Inc.	936	333,946
Nasdaq, Inc.	1,275	156,455
Northern Trust Corp.	2,310	180,111
Raymond James Financial, Inc.	1,371	99,754
S&P Global, Inc.	2,703	974,702
State Street Corp.	3,952	234,472
T. Rowe Price Group, Inc.	2,546	326,448

		7,989,697

Chemicals - 1.8%
Air Products & Chemicals, Inc.	2,477	737,799
Albemarle Corp.	1,195	106,690
Celanese Corp.	1,275	136,999
CF Industries Holdings, Inc.	2,290	70,326
Corteva, Inc.	8,282	238,604
Dow, Inc.	8,312	391,080
DuPont de Nemours, Inc.	8,230	456,600
Eastman Chemical Co.	1,518	118,586

Transamerica Series Trust	Page 1

Transamerica S&P 500 Index VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2020

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Chemicals (continued)
Ecolab, Inc.	2,784	$ 556,355
FMC Corp.	1,439	152,404
International Flavors & Fragrances, Inc.	1,202	147,185
Linde PLC	5,892	1,403,062
LyondellBasell Industries NV, Class A	2,853	201,108
Mosaic Co.	3,979	72,696
PPG Industries, Inc.	2,625	320,460
Sherwin-Williams Co.	919	640,304

		5,750,258

Commercial Services & Supplies - 0.4%
Cintas Corp.	975	324,509
Copart, Inc. (A)	2,317	243,656
Republic Services, Inc.	2,348	219,186
Rollins, Inc.	1,592	86,270
Waste Management, Inc.	4,359	493,308

		1,366,929

Communications Equipment - 0.8%
Arista Networks, Inc. (A)	606	125,400
Cisco Systems, Inc.	47,477	1,870,119
F5 Networks, Inc. (A)	686	84,220
Juniper Networks, Inc.	3,721	80,001
Motorola Solutions, Inc.	1,875	294,019

		2,453,759

Construction & Engineering - 0.1%
Jacobs Engineering Group, Inc.	1,401	129,971
Quanta Services, Inc.	1,431	75,642

		205,613

Construction Materials - 0.1%
Martin Marietta Materials, Inc.	698	164,281
Vulcan Materials Co.	1,468	198,973

		363,254

Consumer Finance - 0.5%
American Express Co.	7,301	731,925
Capital One Financial Corp.	5,121	367,995
Discover Financial Services	3,433	198,359
Synchrony Financial	5,979	156,471

		1,454,750

Containers & Packaging - 0.3%
Amcor PLC	17,627	194,778
Avery Dennison Corp.	948	121,192
Ball Corp.	3,662	304,386
International Paper Co.	4,416	179,025
Packaging Corp. of America	1,066	116,247
Sealed Air Corp.	1,746	67,762
WestRock Co.	2,932	101,858

		1,085,248

Distributors - 0.1%
Genuine Parts Co.	1,622	154,366
LKQ Corp. (A)	3,197	88,653

		243,019

Diversified Financial Services - 1.5%
Berkshire Hathaway, Inc., Class B (A)	22,230	4,733,656

Diversified Telecommunication Services - 1.6%
AT&T, Inc.	79,906	2,278,120
CenturyLink, Inc.	11,174	112,746

	Shares	Value
COMMON STOCKS (continued)
Diversified Telecommunication Services (continued)
Verizon Communications, Inc.	46,408	$ 2,760,812

		5,151,678

Electric Utilities - 1.8%
Alliant Energy Corp.	2,690	138,939
American Electric Power Co., Inc.	5,564	454,746
Duke Energy Corp.	8,248	730,443
Edison International	4,223	214,697
Entergy Corp.	2,212	217,948
Evergy, Inc.	2,544	129,286
Eversource Energy	3,843	321,083
Exelon Corp.	10,929	390,821
FirstEnergy Corp.	5,969	171,370
NextEra Energy, Inc.	5,491	1,524,082
NRG Energy, Inc.	2,781	85,488
Pinnacle West Capital Corp.	1,264	94,231
PPL Corp.	8,497	231,203
Southern Co.	11,844	642,182
Xcel Energy, Inc.	5,892	406,607

		5,753,126

Electrical Equipment - 0.5%
AMETEK, Inc.	2,533	251,780
Eaton Corp. PLC	4,487	457,809
Emerson Electric Co.	6,702	439,450
Rockwell Automation, Inc.	1,289	284,456

		1,433,495

Electronic Equipment, Instruments & Components - 0.5%
Amphenol Corp., Class A	3,346	362,271
CDW Corp.	1,582	189,096
Corning, Inc.	8,382	271,661
FLIR Systems, Inc.	1,450	51,982
IPG Photonics Corp. (A)	411	69,858
Keysight Technologies, Inc. (A)	2,092	206,648
TE Connectivity, Ltd.	3,701	361,736
Zebra Technologies Corp., Class A (A)	598	150,971

		1,664,223

Energy Equipment & Services - 0.2%
Baker Hughes Co.	7,437	98,838
Halliburton Co.	9,772	117,753
National Oilwell Varco, Inc.	4,215	38,188
Schlumberger NV	15,257	237,399
TechnipFMC PLC	3,918	24,722

		516,900

Entertainment - 2.0%
Activision Blizzard, Inc.	8,656	700,703
Electronic Arts, Inc. (A)	3,239	422,398
Live Nation Entertainment, Inc. (A)	1,594	85,885
Netflix, Inc. (A)	4,946	2,473,149
Take-Two Interactive Software, Inc. (A)	1,282	211,812
Walt Disney Co.	20,266	2,514,605

		6,408,552

Equity Real Estate Investment Trusts - 2.6%
Alexandria Real Estate Equities, Inc.	1,394	223,040
American Tower Corp.	4,975	1,202,607
Apartment Investment & Management Co., Class A	1,601	53,986
AvalonBay Communities, Inc.	1,570	234,464
Boston Properties, Inc.	1,610	129,283

Transamerica Series Trust	Page 2

Transamerica S&P 500 Index VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2020

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Equity Real Estate Investment Trusts (continued)
Crown Castle International Corp.	4,707	$ 783,715
Digital Realty Trust, Inc.	3,017	442,775
Duke Realty Corp.	4,094	151,069
Equinix, Inc.	993	754,809
Equity Residential	3,909	200,649
Essex Property Trust, Inc.	727	145,974
Extra Space Storage, Inc.	1,448	154,921
Federal Realty Investment Trust	741	54,419
Healthpeak Properties, Inc.	6,037	163,905
Host Hotels & Resorts, Inc.	7,661	82,662
Iron Mountain, Inc.	3,243	86,880
Kimco Realty Corp.	4,596	51,751
Mid-America Apartment Communities, Inc.	1,283	148,764
Prologis, Inc.	8,285	833,637
Public Storage	1,706	379,960
Realty Income Corp.	3,796	230,607
Regency Centers Corp.	1,948	74,063
SBA Communications Corp.	1,255	399,692
Simon Property Group, Inc.	3,380	218,618
SL Green Realty Corp.	776	35,983
UDR, Inc.	3,185	103,863
Ventas, Inc.	4,186	175,645
Vornado Realty Trust	1,599	53,902
Welltower, Inc.	4,653	256,334
Weyerhaeuser Co.	8,323	237,372

		8,065,349

Food & Staples Retailing - 1.5%
Costco Wholesale Corp.	4,952	1,757,960
Kroger Co.	8,661	293,695
Sysco Corp.	5,703	354,841
Walgreens Boots Alliance, Inc.	8,110	291,311
Walmart, Inc.	15,617	2,184,974

		4,882,781

Food Products - 1.1%
Archer-Daniels-Midland Co.	6,123	284,658
Campbell Soup Co.	2,270	109,800
Conagra Brands, Inc.	5,399	192,798
General Mills, Inc.	6,851	422,570
Hershey Co.	1,631	233,787
Hormel Foods Corp.	3,149	153,955
J.M. Smucker Co.	1,271	146,826
Kellogg Co.	2,772	179,043
Kraft Heinz Co.	7,267	217,647
Lamb Weston Holdings, Inc.	1,545	102,387
McCormick & Co., Inc.	1,364	264,752
Mondelez International, Inc., Class A	16,019	920,292
Tyson Foods, Inc., Class A	3,258	193,786

		3,422,301

Gas Utilities - 0.0% (B)
Atmos Energy Corp.	1,374	131,341

Health Care Equipment & Supplies - 3.9%
Abbott Laboratories	19,856	2,160,929
ABIOMED, Inc. (A)	505	139,915
Align Technology, Inc. (A)	792	259,269
Baxter International, Inc.	5,677	456,544
Becton Dickinson & Co.	3,261	758,769
Boston Scientific Corp. (A)	16,045	613,079
Cooper Cos., Inc.	546	184,068

	Shares	Value
COMMON STOCKS (continued)
Health Care Equipment & Supplies (continued)
Danaher Corp.	7,081	$ 1,524,752
DENTSPLY SIRONA, Inc.	2,355	102,984
DexCom, Inc. (A)	1,074	442,735
Edwards Lifesciences Corp. (A)	6,973	556,585
Hologic, Inc. (A)	2,904	193,029
IDEXX Laboratories, Inc. (A)	954	375,027
Intuitive Surgical, Inc. (A)	1,312	930,917
Medtronic PLC	15,075	1,566,594
ResMed, Inc.	1,611	276,174
STERIS PLC	956	168,438
Stryker Corp.	3,665	763,676
Teleflex, Inc.	522	177,699
Varian Medical Systems, Inc. (A)	1,008	173,376
West Pharmaceutical Services, Inc.	817	224,593
Zimmer Biomet Holdings, Inc.	2,322	316,117

		12,365,269

Health Care Providers & Services - 2.6%
AmerisourceBergen Corp.	1,649	159,821
Anthem, Inc.	2,821	757,692
Cardinal Health, Inc.	3,242	152,212
Centene Corp. (A)	6,499	379,087
Cigna Corp.	4,118	697,630
CVS Health Corp.	14,677	857,137
DaVita, Inc. (A)	939	80,425
HCA Healthcare, Inc.	2,957	368,679
Henry Schein, Inc. (A)	1,601	94,107
Humana, Inc.	1,484	614,213
Laboratory Corp. of America Holdings (A)	1,079	203,143
McKesson Corp.	1,782	265,393
Quest Diagnostics, Inc.	1,506	172,422
UnitedHealth Group, Inc.	10,658	3,322,845
Universal Health Services, Inc., Class B	884	94,606

		8,219,412

Health Care Technology - 0.1%
Cerner Corp.	3,363	243,111

Hotels, Restaurants & Leisure - 1.6%
Carnival Corp.	5,808	88,165
Chipotle Mexican Grill, Inc. (A)	314	390,525
Darden Restaurants, Inc.	1,467	147,786
Domino’s Pizza, Inc.	441	187,549
Hilton Worldwide Holdings, Inc.	3,060	261,079
Las Vegas Sands Corp.	3,741	174,555
Marriott International, Inc., Class A	2,968	274,777
McDonald’s Corp.	8,345	1,831,644
MGM Resorts International	5,369	116,776
Norwegian Cruise Line Holdings, Ltd. (A)	2,784	47,634
Royal Caribbean Cruises, Ltd.	1,931	124,994
Starbucks Corp.	13,110	1,126,411
Wynn Resorts, Ltd.	1,100	78,991
Yum! Brands, Inc.	3,348	305,672

		5,156,558

Household Durables - 0.4%
D.R. Horton, Inc.	3,653	276,276
Garmin, Ltd.	1,613	153,009
Leggett & Platt, Inc.	1,520	62,578
Lennar Corp., Class A	3,067	250,513
Mohawk Industries, Inc. (A)	645	62,946
Newell Brands, Inc.	4,148	71,180

Transamerica Series Trust	Page 3

Transamerica S&P 500 Index VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2020

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Household Durables (continued)
NVR, Inc. (A)	39	$ 159,242
PulteGroup, Inc.	3,008	139,240
Whirlpool Corp.	699	128,539

		1,303,523

Household Products - 1.8%
Church & Dwight Co., Inc.	2,715	254,423
Clorox Co.	1,415	297,391
Colgate-Palmolive Co.	9,616	741,874
Kimberly-Clark Corp.	3,825	564,799
Procter & Gamble Co.	27,921	3,880,740

		5,739,227

Independent Power & Renewable Electricity Producers - 0.0% (B)
AES Corp.	7,502	135,861

Industrial Conglomerates - 1.1%
3M Co.	6,460	1,034,763
General Electric Co.	98,167	611,580
Honeywell International, Inc.	7,870	1,295,481
Roper Technologies, Inc.	1,174	463,859

		3,405,683

Insurance - 1.8%
Aflac, Inc.	7,909	287,492
Allstate Corp.	3,494	328,925
American International Group, Inc.	9,459	260,406
Aon PLC, Class A	2,598	535,967
Arthur J. Gallagher & Co.	2,148	226,786
Assurant, Inc.	637	77,275
Chubb, Ltd.	5,062	587,799
Cincinnati Financial Corp.	1,705	132,939
Everest Re Group, Ltd.	449	88,695
Globe Life, Inc.	1,099	87,810
Hartford Financial Services Group, Inc.	4,022	148,251
Lincoln National Corp.	2,080	65,166
Loews Corp.	2,732	94,937
Marsh & McLennan Cos., Inc.	5,647	647,711
MetLife, Inc.	8,493	315,685
Principal Financial Group, Inc.	2,727	109,816
Progressive Corp.	6,565	621,509
Prudential Financial, Inc.	4,397	279,297
Travelers Cos., Inc.	2,840	307,260
Unum Group	1,985	33,408
W.R. Berkley Corp.	1,577	96,434
Willis Towers Watson PLC	1,445	301,745

		5,635,313

Interactive Media & Services - 5.5%
Alphabet, Inc., Class A (A)	3,370	4,939,072
Alphabet, Inc., Class C (A)	3,293	4,839,393
Facebook, Inc., Class A (A)	26,964	7,061,871
Twitter, Inc. (A)	8,870	394,715

		17,235,051

Internet & Direct Marketing Retail - 5.2%
Amazon.com, Inc. (A)	4,769	15,016,293
Booking Holdings, Inc. (A)	459	785,202
eBay, Inc.	7,457	388,510
Etsy, Inc. (A)	1,338	162,741
Expedia Group, Inc.	1,522	139,552

		16,492,298

	Shares	Value
COMMON STOCKS (continued)
IT Services - 5.6%
Accenture PLC, Class A	7,135	$ 1,612,439
Akamai Technologies, Inc. (A)	1,796	198,530
Automatic Data Processing, Inc.	4,822	672,621
Broadridge Financial Solutions, Inc.	1,275	168,300
Cognizant Technology Solutions Corp., Class A	6,081	422,143
DXC Technology Co.	2,920	52,122
Fidelity National Information Services, Inc.	6,949	1,022,962
Fiserv, Inc. (A)	6,225	641,486
FleetCor Technologies, Inc. (A)	936	222,862
Gartner, Inc. (A)	1,007	125,825
Global Payments, Inc.	3,356	595,958
International Business Machines Corp.	9,988	1,215,240
Jack Henry & Associates, Inc.	860	139,827
Leidos Holdings, Inc.	1,506	134,260
Mastercard, Inc., Class A	9,907	3,350,250
Paychex, Inc.	3,523	281,030
PayPal Holdings, Inc. (A)	13,158	2,592,521
VeriSign, Inc. (A)	1,123	230,046
Visa, Inc., Class A	18,908	3,781,033
Western Union Co.	4,371	93,670

		17,553,125

Leisure Products - 0.0% (B)
Hasbro, Inc.	1,429	118,207

Life Sciences Tools & Services - 1.2%
Agilent Technologies, Inc.	3,458	349,050
Bio-Rad Laboratories, Inc., Class A (A)	232	119,587
Illumina, Inc. (A)	1,628	503,182
IQVIA Holdings, Inc. (A)	2,145	338,116
Mettler-Toledo International, Inc. (A)	267	257,855
PerkinElmer, Inc.	1,254	157,390
Thermo Fisher Scientific, Inc.	4,436	1,958,583
Waters Corp. (A)	682	133,454

		3,817,217

Machinery - 1.6%
Caterpillar, Inc.	6,073	905,788
Cummins, Inc.	1,656	349,681
Deere & Co.	3,514	778,808
Dover Corp.	1,598	173,127
Flowserve Corp.	1,414	38,588
Fortive Corp.	3,780	288,074
IDEX Corp.	848	154,684
Illinois Tool Works, Inc.	3,227	623,489
Ingersoll Rand, Inc. (A)	4,163	148,203
Otis Worldwide Corp.	4,481	279,704
PACCAR, Inc.	3,882	331,057
Parker-Hannifin Corp.	1,429	289,144
Pentair PLC	1,803	82,523
Snap-on, Inc.	574	84,452
Stanley Black & Decker, Inc.	1,791	290,500
Westinghouse Air Brake Technologies Corp.	1,932	119,552
Xylem, Inc.	2,018	169,754

		5,107,128

Media - 1.3%
Charter Communications, Inc., Class A (A)	1,677	1,047,018
Comcast Corp., Class A	51,125	2,365,042
Discovery, Inc., Class A (A)	1,621	35,289
Discovery, Inc., Class C (A)	3,516	68,914
DISH Network Corp., Class A (A)	2,893	83,984

Transamerica Series Trust	Page 4

Transamerica S&P 500 Index VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2020

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Media (continued)
Fox Corp., Class A	3,744	$ 104,195
Fox Corp., Class B (A)	1,757	49,143
Interpublic Group of Cos., Inc.	4,068	67,814
News Corp., Class A	4,039	56,627
News Corp., Class B	1,012	14,148
Omnicom Group, Inc.	2,394	118,503
ViacomCBS, Inc., Class B	6,323	177,107

		4,187,784

Metals & Mining - 0.3%
Freeport-McMoRan, Inc.	16,054	251,084
Newmont Corp.	9,006	571,431
Nucor Corp.	3,386	151,896

		974,411

Multi-Utilities - 0.9%
Ameren Corp.	2,730	215,888
CenterPoint Energy, Inc.	5,899	114,146
CMS Energy Corp.	3,211	197,188
Consolidated Edison, Inc.	3,724	289,727
Dominion Energy, Inc.	9,422	743,678
DTE Energy Co.	2,126	244,575
NiSource, Inc.	4,156	91,432
Public Service Enterprise Group, Inc.	5,569	305,794
Sempra Energy	3,214	380,409
WEC Energy Group, Inc.	3,538	342,832

		2,925,669

Multiline Retail - 0.5%
Dollar General Corp.	2,788	584,421
Dollar Tree, Inc. (A)	2,619	239,219
Target Corp.	5,614	883,756

		1,707,396

Oil, Gas & Consumable Fuels - 1.9%
Apache Corp.	4,077	38,609
Cabot Oil & Gas Corp.	4,366	75,794
Chevron Corp.	20,942	1,507,824
Concho Resources, Inc.	2,204	97,241
ConocoPhillips	12,029	395,032
Devon Energy Corp.	4,236	40,073
Diamondback Energy, Inc.	1,613	48,584
EOG Resources, Inc.	6,410	230,375
Exxon Mobil Corp.	47,419	1,627,894
Hess Corp.	3,066	125,491
HollyFrontier Corp.	1,509	29,742
Kinder Morgan, Inc.	21,831	269,176
Marathon Oil Corp.	8,642	35,346
Marathon Petroleum Corp.	7,175	210,515
Noble Energy, Inc.	5,236	44,768
Occidental Petroleum Corp.	10,012	100,220
ONEOK, Inc.	4,947	128,523
Phillips 66	4,811	249,402
Pioneer Natural Resources Co.	1,846	158,738
Valero Energy Corp.	4,494	194,680
Williams Cos., Inc.	13,514	265,550

		5,873,577

Personal Products - 0.2%
Estee Lauder Cos., Inc., Class A	2,530	552,173

Pharmaceuticals - 4.1%
Bristol-Myers Squibb Co.	25,278	1,524,010

	Shares	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
Catalent, Inc. (A)	1,841	$ 157,700
Eli Lilly & Co.	8,903	1,317,822
Johnson & Johnson	29,527	4,395,980
Merck & Co., Inc.	28,365	2,352,877
Mylan NV (A)	5,823	86,355
Perrigo Co. PLC	1,422	65,284
Pfizer, Inc.	62,320	2,287,144
Zoetis, Inc.	5,329	881,257

		13,068,429

Professional Services - 0.3%
Equifax, Inc.	1,342	210,560
IHS Markit, Ltd.	4,387	344,423
Nielsen Holdings PLC	4,079	57,840
Robert Half International, Inc.	1,270	67,234
Verisk Analytics, Inc.	1,821	337,450

		1,017,507

Real Estate Management & Development - 0.1%
CBRE Group, Inc., Class A (A)	3,724	174,916

Road & Rail - 1.0%
CSX Corp.	8,580	666,409
JB Hunt Transport Services, Inc.	908	114,753
Kansas City Southern	1,038	187,702
Norfolk Southern Corp.	2,861	612,225
Old Dominion Freight Line, Inc.	1,079	195,213
Union Pacific Corp.	7,613	1,498,771

		3,275,073

Semiconductors & Semiconductor Equipment - 5.0%
Advanced Micro Devices, Inc. (A)	13,167	1,079,562
Analog Devices, Inc.	4,145	483,887
Applied Materials, Inc.	10,145	603,120
Broadcom, Inc.	4,510	1,643,083
Intel Corp.	47,697	2,469,751
KLA Corp.	1,743	337,689
Lam Research Corp.	1,633	541,748
Maxim Integrated Products, Inc.	2,952	199,585
Microchip Technology, Inc.	2,831	290,914
Micron Technology, Inc. (A)	12,460	585,122
NVIDIA Corp.	6,920	3,745,242
Qorvo, Inc. (A)	1,288	166,165
QUALCOMM, Inc.	12,653	1,489,005
Skyworks Solutions, Inc.	1,859	270,484
Teradyne, Inc.	1,862	147,954
Texas Instruments, Inc.	10,272	1,466,739
Xilinx, Inc.	2,740	285,618

		15,805,668

Software - 9.1%
Adobe, Inc. (A)	5,379	2,638,023
ANSYS, Inc. (A)	944	308,905
Autodesk, Inc. (A)	2,459	568,054
Cadence Design Systems, Inc. (A)	3,127	333,432
Citrix Systems, Inc.	1,385	190,728
Fortinet, Inc. (A)	1,459	171,885
Intuit, Inc.	2,936	957,752
Microsoft Corp.	84,765	17,828,622
Norton Lifelock, Inc.	6,628	138,127
Oracle Corp.	21,681	1,294,356
Paycom Software, Inc. (A)	549	170,904

Transamerica Series Trust	Page 5

Transamerica S&P 500 Index VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2020

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Software (continued)
salesforce.com, Inc. (A)	10,206	$ 2,564,972
ServiceNow, Inc. (A)	2,151	1,043,235
Synopsys, Inc. (A)	1,702	364,194
Tyler Technologies, Inc. (A)	451	157,201

		28,730,390

Specialty Retail - 2.5%
Advance Auto Parts, Inc.	774	118,809
AutoZone, Inc. (A)	262	308,542
Best Buy Co., Inc.	2,583	287,462
CarMax, Inc. (A)	1,829	168,103
Gap, Inc.	2,537	43,205
Home Depot, Inc.	12,072	3,352,515
L Brands, Inc.	2,569	81,720
Lowe’s Cos., Inc.	8,476	1,405,829
O’Reilly Automotive, Inc. (A)	831	383,158
Ross Stores, Inc.	3,992	372,533
Tiffany & Co.	1,215	140,758
TJX Cos., Inc.	13,447	748,326
Tractor Supply Co.	1,303	186,772
Ulta Beauty, Inc. (A)	632	141,555

		7,739,287

Technology Hardware, Storage & Peripherals - 6.9%
Apple, Inc.	180,071	20,854,023
Hewlett Packard Enterprise Co.	14,478	135,659
HP, Inc.	15,761	299,301
NetApp, Inc.	2,429	106,487
Seagate Technology PLC	2,429	119,677
Western Digital Corp.	3,384	123,685
Xerox Holdings Corp.	1,799	33,767

		21,672,599

Textiles, Apparel & Luxury Goods - 0.7%
Hanesbrands, Inc.	3,905	61,504
NIKE, Inc., Class B	13,961	1,752,664
PVH Corp.	711	42,404
Ralph Lauren Corp.	507	34,461
Tapestry, Inc.	2,799	43,748
Under Armour, Inc., Class A (A)	2,114	23,740
Under Armour, Inc., Class C (A)	1,618	15,921
VF Corp.	3,560	250,090

		2,224,532

Tobacco - 0.7%
Altria Group, Inc.	20,842	805,335
Philip Morris International, Inc.	17,465	1,309,700

		2,115,035

Trading Companies & Distributors - 0.2%
Fastenal Co.	6,374	287,404
United Rentals, Inc. (A)	780	136,110
WW Grainger, Inc.	505	180,169

		603,683

Water Utilities - 0.1%
American Water Works Co., Inc.	2,016	292,078

	Shares	Value
COMMON STOCKS (continued)
Wireless Telecommunication Services - 0.2%
T-Mobile US, Inc. (A)	6,524	$ 746,085

Total Common Stocks (Cost $271,600,265)		312,093,409

Total Investments (Cost $271,600,265)		312,093,409
Net Other Assets (Liabilities) - 1.3%		4,072,777

Net Assets - 100.0%		$ 316,166,186

Transamerica Series Trust	Page 6

Transamerica S&P 500 Index VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2020

(unaudited)

FUTURES CONTRACTS:

Long Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
S&P 500® E-Mini Index	21	12/18/2020	$3,480,175	$3,519,600	$39,425	$—

INVESTMENT VALUATION:

Valuation Inputs (C)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$312,093,409	$—	$—	$312,093,409

Total Investments	$312,093,409	$—	$—	$312,093,409

Other Financial Instruments
Futures Contracts (D)	$39,425	$—	$—	$39,425

Total Other Financial Instruments	$39,425	$—	$—	$39,425

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	Percentage rounds to less than 0.1% or (0.1)%.
(C)	There were no transfers in or out of Level 3 during the period ended September 30, 2020. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.
(D)	Derivative instruments are valued at unrealized appreciation (depreciation).

Transamerica Series Trust	Page 7

Transamerica S&P 500 Index VP

NOTES TO SCHEDULE OF INVESTMENTS

At September 30, 2020

(unaudited)

INVESTMENT VALUATION

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Portfolio’s own assumptions used in determining the fair value of investments and derivative instruments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at September 30, 2020, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

The notes are an integral part of this report. Transamerica Series Trust	Page 8